                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Semiannual Report

June 30, 2005

Scudder Real Estate Securities Portfolio

Contents

Click Here Performance Summary

Click Here Information About Your Portfolio's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Proxy Voting

This report must be preceded or accompanied by a prospectus. To obtain a prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the product's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the investment product. Please read the prospectus carefully before you invest.

Investments in variable portfolios involve risk. Some portfolios have more risk than others. This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read this portfolio's prospectus for specific details regarding its investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE

Performance Summary as of June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in Scudder Real Estate Securities Portfolio from 5/1/2003 to 6/30/2005
[] Scudder Real Estate Securities Portfolio — Class B [] MSCI US REIT Index

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe.

Index returns assume reinvestment of dividends and, unlike funds returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results (as of June 30, 2005)
Scudder Real Estate Securities			6-Month*	Life of Class*
Class A	Growth of $10,000		$10,674	$13,086
	Total return		6.74%	30.86%
MSCI US REIT Index	Growth of $10,000		$10,635	$12,240
	Total return		6.35%	22.40%
Scudder Real Estate Securities		6-Month*	1-Year	Life of Portfolio**
Class B	Growth of $10,000	$10,650	$13,239	$17,528
	Total return	6.50%	32.39%	29.58%
MSCI US REIT Index	Growth of $10,000	$10,635	$13,293	$18,153
	Total return	6.35%	32.93%	31.62%

The growth of $10,000 is cumulative.

* Total returns shown for periods less than one year are not annualized.

* The Portfolio commenced offering Class A shares on August 16, 2004. Index returns begin August 31, 2004. Returns are not annualized.

** The Portfolio commenced operations on May 1, 2003. Index returns begin April 30, 2003.

Information concerning portfolio holdings of the Portfolio as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,067.40	$ 1,065.00
Expenses Paid per $1,000*	$ 5.64	$ 7.68
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,019.34	$ 1,017.36
Expenses Paid per $1,000*	$ 5.51	$ 7.50

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
Scudder Real Estate Securities Portfolio	1.10%	1.50%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option.

Management Summary June 30, 2005

Following a difficult first quarter for yield-oriented investments including REITs, the REIT market recovered during the second quarter of 2005, and the portfolio returned a positive 6.74% (Class A shares, unadjusted for contract charges) for the six-month period ended June 30, 2005. Please see page 3 for more complete performance information. The portfolio's performance exceeded the 6.35% return of the portfolio's benchmark, the MSCI US REIT Index (formerly known as the Morgan Stanley REIT Index), over the same period.

The most important factor influencing the performance of REITs during the period was interest rates. Coming into the year, yield-oriented investors were concerned about an accelerating economy and the higher interest rates that would likely accompany it, as well as the Federal Reserve Board's continued "measured" program of raising short-term interest rates. This environment applied downward pressure on the prices of REITs, which temporarily were trading like bonds because of the high dividend yield that REITs typically carry. With the strong prospect that bond yields would rise in an accelerating economy, and with the threat of inflation, REIT prices were hit hard during the first quarter (bond prices decline when interest rates rise).1 When over the course of the quarter, longer-term Treasury bond yields did not rise even in the face of continuing Fed actions to raise short-term rates — with some long bond sectors actually experiencing yield declines — REIT prices began to bounce back. The REIT market as measured by the MSCI US REIT Index was up 14.89% for the second quarter.

The portfolio was able to outpace the index during the period based on strong stock selection, particularly within the office, hotel and retail sectors. In contrast, from a sector perspective, our overweight position compared with the benchmark in the underperforming hotel sector detracted from performance. In addition, an overweight position in the outperforming regional mall sector helped performance. Relative weightings versus MSCI US REIT Index in other REIT sectors did not have a strong impact on performance.

After a banner year in 2004, we were cautious about REIT returns this year. So far, the market's performance has exceeded our expectations. As we have stated, market participants are currently debating whether the REIT market is fairly valued, though internal growth within many REIT sectors continues to improve. Historically, in an improving market cycle, investors have tended to underestimate the rate of improvement. Of course, much depends on how fast the economy grows and how interest rate levels affect the REIT market. The short-term effect during the first quarter was negative, but we do not believe interest rates will hurt REIT performance longer-term, as long as market fundamentals continue to improve.

John F. Robertson Jerry W. Ehlinger John W. Vojticek
Mark D. Zeisloft

Lead Manager Co-Managers

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent performance call 1-800-621-1048. Performance figures for classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Risk Considerations

This portfolio is nondiversified and can take larger positions in fewer companies, increasing its overall potential risk. The portfolio involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Please read both the contract and the underlying prospectus for specific details regarding the product's investments and risk profile.

The MSCI US REIT Index is a market-capitalization-weighted index that comprises approximately 115 equity REITs with a total market capitalization of $220 billion, covering multiple market sectors. The index represents approximately 85% of the US REIT universe. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

1 Bond investors typically demand higher yields in return for holding longer-dated instruments as compensation for the possibility of higher inflation.

Portfolio management market commentary is as of June 30, 2005, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation	6/30/05	12/31/04

Common Stocks	100%	99%
Repurchase Agreements	—	1%
	100%	100%
Sector Diversification	6/30/05	12/31/04

Office	19%	16%
Apartments	17%	19%
Regional Malls	16%	15%
Shopping Centers	14%	14%
Hotels	12%	10%
Industrials	6%	9%
Health Care	6%	5%
Diversified	5%	9%
Storage	4%	2%
Media	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 8. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to scudder.com on the 15th of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio As of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 100.1%
Apartments 17.1%
Amli Residential Properties Trust (REIT)	4,000	125,040
Apartment Investment & Management Co. "A" (REIT)	23,700	969,804
Archstone-Smith Trust (REIT)	23,100	892,122
Avalonbay Communities, Inc. (REIT)	18,082	1,461,025
BRE Properties, Inc. "A" (REIT)	11,200	468,720
Camden Property Trust (REIT)	11,257	605,064
Equity Residential (REIT)	52,300	1,925,686
		6,447,461
Diversified 4.5%
American Financial Realty Trust (REIT)	22,700	349,126
Capital Automotive (REIT)	10,900	416,053
Colonial Properties Trust (REIT)	3,700	162,800
Digital Realty Trust, Inc. (REIT)	12,300	213,774
Equity Lifestyle Properties, Inc. (REIT)	6,300	250,488
Lexington Corporate Properties Trust (REIT)	12,900	313,599
		1,705,840
Health Care 5.5%
LTC Properties, Inc. (REIT)	11,700	242,190
National Health Investors, Inc. (REIT)	7,800	218,946
Nationwide Health Properties, Inc. (REIT)	12,100	285,681
Senior Housing Properties Trust (REIT)	27,200	514,352
Ventas, Inc. (REIT)	27,150	819,930
		2,081,099
Hotels 11.8%
Hilton Hotels Corp.	39,200	934,920
Host Marriott Corp. (REIT)	47,100	824,250
Innkeepers USA Trust (REIT)	21,243	317,370
La Quinta Corp.*	75,900	708,147
LaSalle Hotel Properties (REIT)	9,500	311,695
Starwood Hotels & Resorts Worldwide, Inc.	22,701	1,329,598
		4,425,980
Industrial 6.4%
Catellus Development Corp. (REIT)	2,760	90,528
First Potomac Realty Trust (REIT)	3,300	81,840
Liberty Property Trust (REIT)	20,200	895,062
ProLogis (REIT)	32,800	1,319,872
		2,387,302
Manufactured Homes 0.2%
American Land Lease, Inc. (REIT)	4,100	89,831
	Shares	Value ($)

Media 0.9%
Entertainment Properties Trust (REIT)	7,600	349,600
Office 18.7%
Arden Realty Group, Inc. (REIT)	18,528	666,638
BioMed Realty Trust, Inc. (REIT)	12,200	290,970
Boston Properties, Inc. (REIT)	22,600	1,582,000
Brandywine Realty Trust (REIT)	15,100	462,815
Brookfield Properties Corp. (REIT)	6,500	187,200
CarrAmerica Realty Corp. (REIT)	9,600	347,328
Corporate Office Properties Trust (REIT)	3,800	111,910
CRT Properties, Inc. (REIT)	2,100	57,330
Equity Office Properties Trust (REIT)	42,000	1,390,200
Glenborough Realty Trust, Inc. (REIT)	5,300	109,127
Highwoods Properties, Inc. (REIT)	15,500	461,280
Mack-Cali Realty Corp. (REIT)	17,390	787,767
Parkway Properties, Inc. (REIT)	3,000	150,030
SL Green Realty Corp. (REIT)	500	32,250
Trizec Properties, Inc. (REIT)	20,100	413,457
		7,050,302
Regional Malls 16.4%
General Growth Properties, Inc. (REIT)	26,400	1,084,776
Pennsylvania Real Estate Investment Trust (REIT)	8,670	411,825
Simon Property Group, Inc. (REIT)	44,150	3,200,434
Taubman Centers, Inc. (REIT)	13,600	463,624
The Mills Corp. (REIT)	16,400	996,956
		6,157,615
Shopping Centers 14.5%
Developers Diversified Realty Corp. (REIT)	10,504	482,764
Federal Realty Investment Trust (REIT)	12,900	761,100
Inland Real Estate Corp. (REIT)	30,500	490,440
Pan Pacific Retail Properties, Inc. (REIT)	11,949	793,174
Regency Centers Corp. (REIT)	13,200	755,040
Vornado Realty Trust (REIT)	26,777	2,152,871
		5,435,389
Storage 4.1%
Public Storage, Inc. (REIT)	19,900	1,258,675
Sovran Self Storage, Inc. (REIT)	5,800	263,668
		1,522,343
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $31,210,307) (a)	100.1	37,652,762
Other Assets and Liabilities, Net	(0.1)	(35,713)
Net Assets	100.0	37,617,049
Notes to Scudder Real Estate Securities Portfolio of Investments

* Non-income producing security.

(a) The cost for federal income tax purposes was $31,252,357. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $6,400,405. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $6,405,030 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,625.

REIT: Real Estate Investment Trust

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $31,210,307)	$ 37,652,762
Receivable for investments sold	684,106
Dividends receivable	157,498
Receivable for Portfolio shares sold	5,842
Other assets	248
Total assets	38,500,456
Liabilities
Due to custodian bank	60,384
Payable for investments purchased	534,415
Payable for Portfolio shares redeemed	232,054
Accrued advisory fee	3,585
Other accrued expenses and payables	52,969
Total liabilities	883,407
Net assets, at value	$ 37,617,049
Net Assets
Net assets consist of: Undistributed net investment income	$ 914,905
Net unrealized appreciation (depreciation) on investment securities	6,442,455
Accumulated net realized gain (loss)	2,925,300
Paid-in capital	27,334,389
Net assets, at value	$ 37,617,049
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($5,263,300 ÷ 302,036 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 17.43
Class B Net Asset Value, offering and redemption price per share ($32,353,749 ÷ 1,863,062 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 17.37
Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $454)	$ 747,630
Interest	10,480
Total Income	758,110
Expenses: Advisory fee	154,897
Administrative service fee	20,653
Distribution service fees (Class B)	38,457
Record keeping fees (Class B)	17,252
Auditing	22,301
Legal	17,250
Trustees' fees and expenses	2,700
Reports to shareholders	3,903
Interest expense	177
Other	364
Total expenses, before expense reductions	277,954
Expense reductions	(26,818)
Total expenses, after expense reductions	251,136
Net investment income (loss)	506,974
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	1,365,700
Net unrealized appreciation (depreciation) during the period on investments	707,061
Net gain (loss) on investment transactions	2,072,761
Net increase (decrease) in net assets resulting from operations	$ 2,579,735

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 506,974	419,156
Net realized gain (loss) on investment transactions	1,365,700	1,564,829
Net unrealized appreciation (depreciation) during the period on investment transactions	707,061	4,886,879
Net increase (decrease) in net assets resulting from operations	2,579,735	6,870,864
Distributions to shareholders from: Net investment income — Class B	—	(119,208)
Net realized gains on investment transactions — Class B	—	(25,965)
Fund share transactions: Class A Proceeds from shares sold	3,474,151	1,282,155
Cost of shares redeemed	(46,707)	(3,503)
Net increase (decrease) in net assets from Class A share transactions	3,427,444	1,278,652
Class B Proceeds from shares sold	3,117,710	16,635,957
Reinvestment of distributions	—	145,173
Cost of shares redeemed	(4,343,620)	(2,059,875)
Net increase (decrease) in net assets from Class B share transactions	(1,225,910)	14,721,255
Increase (decrease) in net assets	4,781,269	22,725,598
Net assets at beginning of period	32,835,780	10,110,182
Net assets at end of period (including undistributed net investment income of $914,905 and $407,931, respectively)	$ 37,617,049	32,835,780
Other Information
Class A
Shares outstanding at beginning of period	84,832	—
Shares sold	220,066	85,054
Shares redeemed	(2,862)	(222)
Net increase in shares	217,204	84,832
Shares outstanding at end of period	302,036	84,832
Class B
Shares outstanding at beginning of period	1,928,493	802,965
Shares sold	199,578	1,253,807
Shares issued to shareholders in reinvestment of distributions	—	12,038
Shares redeemed	(265,009)	(140,317)
Net increase in shares	(65,431)	1,125,528
Shares outstanding at end of period	1,863,062	1,928,493

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

	2005[a]	2004[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.33	$ 13.32
Income (loss) from investment operations: Net investment income (loss)[c]	.26	.07
Net realized and unrealized gain (loss) on investment transactions	.84	2.94
Total from investment operations	1.10	3.01
Net asset value, end of period	$ 17.43	$ 16.33
Total Return (%)[d]	6.74**	22.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	1
Ratio of expenses before expense reductions (%)	1.29*	1.27
Ratio of expenses after expense reductions (%)	1.10*	1.10
Ratio of net investment income (loss) (%)	3.30*	1.24
Portfolio turnover rate (%)	69	84

a For the six months ended June 30, 2005 (Unaudited).

b For the period August 16, 2004 (commencement of sales of Class A shares) to December 31, 2004.

c Based on average shares outstanding during the period.

d Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B

Years Ended December 31,	2005[a]	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 16.31	$ 12.59	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.23	.27	.24
Net realized and unrealized gain (loss) on investment transactions	.83	3.56	2.35
Total from investment operations	1.06	3.83	2.59
Less distributions from: Net investment income (loss)	—	(.09)	—
Net realized gain on investment transactions	—	(.02)	—
Total distributions	—	(.11)	—
Net asset value, end of period	$ 17.37	$ 16.31	$ 12.59
Total Return (%)[d]	6.50**	30.73	25.90**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	32	31	10
Ratio of expenses before expense reductions (%)	1.65*	1.67	2.61
Ratio of expenses after expense reductions (%)	1.50*	1.50	1.50
Ratio of net investment income (loss) (%)	2.90*	1.99	3.07
Portfolio turnover rate (%)	69	84	10

a For the six months ended June 30, 2005 (Unaudited).

b For the period May 1, 2003 (commencement of sales of Class B shares) to December 31, 2003.

c Based on average shares outstanding during the period.

d Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business Trust. The Trust is comprised of several funds. Scudder Real Estate Securities Portfolio (the "Portfolio") is a non-diversified series of the Trust.

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers Class A shares and Class B shares. Class B shares are subject to Rule 12 b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or agent bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. It is the Portfolio's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

Distribution of Income and Gains. The Portfolio pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Portfolio records dividends and distributions on its books on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions received from Real Estate Investment Trusts (REITs) in excess of income are recorded as a reduction of cost of investments and/or realized gain.

Expense. The Trust accounts separately for the assets, liabilities and operations of each of the series in the Trust. Expenses directly attributable to a series are charged to that series, while the expenses that are attributable to the Trust are allocated among the series in the Trust based upon the relative net assets of each series.

B. Purchase and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $14,779,824 and $11,750,216, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the Investment Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.90% of the first $250,000,000 of the Portfolio's average daily net assets, 0.875% of the next $250,000,000 of such net assets, 0.85% of the next $500,000,000 of such net assets, 0.825% of the next $1,500,000,000 of such net assets, and 0.80% of such net assets in excess of $2,500,000,000.

The Advisor has delegated all its advisory responsibilities to RREEF America L.L.C. ("RREEF" or the "Sub-Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Sub-Advisor is responsible for managing the investment operations of the Portfolio and the composition of the Portfolio's holdings of securities and other investments. As compensation for its services, under the Sub-Advisory Agreement, RREEF is entitled to an annual fee, paid monthly, at the annual rate of 0.45% of the first $100,000,000 of the Portfolio's average daily net assets, 0.40% of the next $100,000,000 of such assets, and 0.35% of such assets exceeding $200,000,000. RREEF is paid by DeAM and not the Portfolio.

For the six months ended June 30, 2005, the Advisor and Administrator agreed to waive their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain the annualized expenses of Class A and B shares at 1.10% and 1.50%, respectively, of average daily net assets.

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its Advisory fee pursuant to the Investment Advisory Agreement aggregating $19,651 and the amount charged aggregated $135,246, which was equivalent to an annualized effective rate of 0.79% of the Portfolio's average net assets.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.12%. For the six months ended June 30, 2005, ICCC received an administrator service fee of $20,653, of which $7,167 was waived and $11,879 is unpaid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank. Under the agreement, SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Portfolio.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor and Sub-Advisor, is the Portfolio's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2005, the Distribution fee was $38,457, of which $7,095 was unpaid.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Portfolio. For the six months ended June 30, 2005, the amount charged to the Portfolio by DeIM included in the reports to shareholders aggregated $6,460, of which $3,100 is unpaid at June 30, 2005.

Trustees' Fees and Expenses. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. Real Estate Concentration Risk

The Portfolio concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increase in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

F. Line of Credit

The Portfolio and several other affiliated Funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Portfolio's Advisor

Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio's advisor and RREEF America L.L.C. ("RREEF") is the Portfolio's sub-advisor. DeAM, Inc. and RREEF are indirect wholly owned subsidiaries of Deutsche Bank AG.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

SCUDDER
INVESTMENTS

A Member of
Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT-res-3 (8/31/05) 39774

Printed on recycled paper

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Real Estate Securities Portfolio, a
                                    series of Scudder Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Real Estate Securities Portfolio, a
                                    series of Scudder Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 23, 2005